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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   17 Spectrum Point Drive
           Suite 503
           Lake Forest, CA  92630


Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:

           /s/ MOHNISH PABRAI           Lake Forest, CA        November 14, 2005
           ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     12

Form I3F Information Table Value Total:     $203,290 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F INFORMATION TABLE

                               EXPLANATORY NOTE:

COLUMN 1                 COLUMN 2        COLUMN 3      COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER      VOTING  AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP         (X$1000)   PRN AMT    PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE

------------------------------------------------------------------------------------------------------------------------------------

Berkshire Hathaway       A               084670 10 8   25,912     316        SH        Sole        None       316

Bio Scrip, Inc.          COM             09069N 10 8   23,045     3,545,310  SH        Sole        None       3,545,310

Covanta Holding          COM             22282E 10 2   12,018     894,881    SH        Sole        None       894,881
Corporation

Dr. Reddys Labs Ltd      ADR             256135 20 3    9,434     484,785    SH        Sole        None       484,785

Fairfax Finl Hldngs      SUB VTG         303901 10 2   31,253     179,716    SH        Sole        None       179,716
Ltd


Harvest Nat Res Inc      COM             41754V 10 3   29,617     2,760,190  SH        Sole        None       2,760,190

Ipsco Inc.               COM             462622 10 1   40,546     567,158    SH        Sole        None       567,158

Liberty Global, Inc.     COM SER A       530555 30 9    6,238     230,254    SH        Sole        None       230,254

Liberty Global, Inc.     COM SER C       530555 10 1    5,929     230,254    SH        Sole        None       230,254

MFC Bancorp Ltd.(now     COM NEW         55271X 20 2    2,703     10,320     SH        Sole        None       10,320
known as KHD Humboldt
Wedag International
LTD.)

Star Gas Partners LP     UNITS LTD PRTN  85512C 10 5    6,201     2,500,337  SH        Sole        None       2,500,337

Universal Stainless &    COM             913837 10 0   10,394     618,670    SH        Sole        None       618,670
Alloy, Inc.